Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Accrued charter revenue, Unearned revenue and Time charter assumed, current and non-current [Text Block]

12. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2025 and June 30, 2026, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As of December 31, 2025, the net accrued charter revenue, totaling ($19,338), comprises of $5,576 separately reflected in Current assets, $3,672 separately reflected in Non-current assets and ($28,586) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2025 balance sheet. As of June 30, 2026, the net accrued charter revenue, totaling ($19,000), comprises of $5,975 separately reflected in Current assets, $3,999 separately reflected in Non-current assets and ($28,974) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2026 balance sheet.

The maturities of the net accrued charter revenue as of June 30 of each 12-month period presented below are as follows:

12-month period ending June 30,	Amount
2027	$(8,723)
2028	(7,145)
2029	(3,070)
2030	(62)
Total	$(19,000)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2025 and as of June 30, 2026, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate, (c) the unamortized balance of the Time charter assumed liability associated with the acquisition of Polar Brasil discussed in Note 11(a), with charter party assumed at value below its fair market value at the date of delivery of the vessel and (d) the unamortized deferred rent pursuant to the acquisition of Maersk Puelo discussed in Note 8. During the six-month period ended June 30, 2026, the amortization of the liability amounted to $6,545 ($64 for the six-month period ended June 30, 2025) and is included in Voyage revenue in the accompanying consolidated statement of income.

	December 31, 2025	June 30, 2026
Hires collected in advance	$10,276	$14,137
Charter revenue resulting from varying charter rates	33,134	37,921
Unamortized deferred rent	42,378	35,833
Total	$85,788	$87,891
Less current portion	(42,627)	(50,980)
Non-current portion	$43,161	$36,911